Schedule of contract liabilities (Details) (Parenthetical) - SGD ($)	Dec. 31, 2025	Dec. 31, 2024
Notes and other explanatory information [abstract]
Amounts due to the directors	$ 3,291	$ 12,587
Accrued interest		$ 1,445